Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of inventories
Inventories consist of the following:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Raw materials and consumables	92,327	67,432	895
Work-in-progress	25,362	33,267	441
Finished goods	15,017	12,663	168

	132,706	113,362	1,504